Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Car loans [Member]
Car loans
Current portion	$ 9,080	$ 7,479
Non-current portion	15,595	20,181
Total long-term bank loans	24,675	27,660
Bank loans [Member]
Car loans
Current portion		13,850
Non-current portion	99,749	96,948
Total long-term bank loans	$ 99,749	$ 110,798